Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type - USD ($)		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 18,405,025	$ 18,728,786
Percentage of Total Revenue		100.00%	100.00%
Cash-In-Transit – Non-Dedicated Vehicles (CIT Non-DV) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 5,939,614	$ 5,964,178
Percentage of Total Revenue		32.30%	31.80%
Cash-In-Transit - Dedicated Vehicle to Banks (CIT DV) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 2,380,880	$ 2,438,017
Percentage of Total Revenue		12.90%	13.00%
ATM Management [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 5,806,020	$ 6,267,452
Percentage of Total Revenue		31.50%	33.50%
Cash Processing (CPC) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 1,401,421	$ 1,443,220
Percentage of Total Revenue		7.60%	7.70%
Cash Center Operations (CCT) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 1,540,291	$ 1,595,889
Percentage of Total Revenue		8.40%	8.50%
Cheque Center Service (CDC) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 31,081	$ 30,285
Percentage of Total Revenue		0.20%	0.20%
Others [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total	[1]	$ 251,890	$ 223,342
Percentage of Total Revenue	[1]	1.40%	1.20%
Cash Deposit Management Solutions (GDM) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 849,956	$ 637,877
Percentage of Total Revenue		4.60%	3.40%
Robotics AI solutions [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 203,872	$ 128,250
Percentage of Total Revenue		1.10%	0.70%

[1]	Others include primarily revenue from express cash and coin processing services.